File No. 333-248818                       CIK #1799160

Securities and Exchange Commission

Washington, DC 20549-0102

Post-Effective

Amendment No. 1 to

Form S-6

For Registration under the Securities Act of 1933 of

Securities of Unit Investment Trusts Registered on

Form N-8B-2

Invesco Unit Trusts, Series 2087

(Exact Name of Trust)

Invesco Capital Markets, Inc.

(Exact Name of Depositor)

11 Greenway Plaza

Houston, Texas 77046-1173

(Complete address of Depositor's principal executive offices)

INVESCO CAPITAL MARKETS, INC.	MORGAN, LEWIS & BOCKIUS LLP
Attention: John M. Zerr, Esq.	Attention: Thomas S. Harman
11 Greenway Plaza	1111 Pennsylvania Avenue NW
Houston, Texas 77046-1173	Washington, DC 20004

(Name and complete address of agents for service)

( X )       Check if it is proposed that this filing will become effective on October 14, 2020, pursuant to paragraph (b) of Rule 485.

Explanatory Note

This Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 is being filed solely to include the Undertaking Regarding Indemnification. This Post-Effective Amendment No. 1 to the Registration Statement incorporates by reference the Prospectus and Information Supplement contained in the registrant’s Amendment No. 1 to the Registration Statement on Form S-6, which was filed with the Securities and Exchange Commission (the "SEC") on October 13, 2020 (SEC Accession No. 0001528621-20-002054).

Contents of Post-Effective Amendment to the Registration Statement

This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

The Facing Sheet of Form S-6.

Explanatory Note.

The Undertaking to File Reports.

The Undertaking Regarding Indemnification.

The Signatures.

The following exhibits:

1.1	Trust Agreement. Reference is made to Exhibit 1.1 to the Registration Statement on Form S-6 of Invesco Unit Trusts, Series 2087 (File No. 333-248818) dated October 13, 2020.
1.1.1	Standard Terms and Conditions of Trust. Reference is made to Exhibit 1.1.1 to the Registration Statement on Form S-6 of Invesco Unit Trusts, Series 1281 (File No. 333-184518) dated December 6, 2012.
1.2	Certificate of Incorporation of Van Kampen Funds Inc. Reference is made to Exhibit 1.2 to the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 320 (File No. 333-75548) dated January 2, 2002.
1.2.1	Certificate of Amendment of Certificate of Incorporation changing the name of the Depositor to Invesco Capital Markets, Inc. Reference is made to Exhibit 1.2.1 to the Registration Statement on Form S-6 of Invesco Unit Trusts, Municipal Series 1130 (File No. 333-184264) dated December 4, 2012.
1.3	By-laws of the Depositor. Reference is made to Exhibit 1.3 to the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 320 (File No. 333-75548) dated January 2, 2002.
1.4	Form of Dealer Agreement. Reference is made to Exhibit 1.4 to the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Municipal Series 560 (File No. 333-122799) dated May 18, 2005.
2.1	Form of Code of Ethics. Reference is made to Exhibit 2.1 to the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Municipal Series 890 (File No. 333-165240) dated June 2, 2010.
3.1	Opinion and Consent of Counsel as to the legality of securities being registered. Reference is made to Exhibit 3.1 to the Registration Statement on Form S-6 of Invesco Unit Trusts, Series 2087 (File No. 333-248818) dated October 13, 2020.
3.3	Opinion of Counsel as to the Trustee and the Trust. Reference is made to Exhibit 3.3 to the Registration Statement on Form S-6 of Invesco Unit Trusts, Series 2087 (File No. 333-248818) dated October 13, 2020.
4.1	Consent of Initial Evaluator. Reference is made to Exhibit 4.1 to the Registration Statement on Form S-6 of Invesco Unit Trusts, Series 2087 (File No. 333-248818) dated October 13, 2020.
4.2	Consent of Independent Registered Public Accounting Firm. Reference is made to Exhibit 4.2 to the Registration Statement on Form S-6 of Invesco Unit Trusts, Series 2087 (File No. 333-248818) dated October 13, 2020.

6.1	List of Officers and Directors of the Depositor. Reference is made to Exhibit 6.1 to the Registration Statement on Form S-6 of Invesco Unit Trusts, Series 2065 (File No. 333-238223) dated July 17, 2020.

7.1	Powers of Attorney. Reference is made to Exhibit 7.1 to the Registration Statement on Form S-6 of Invesco Unit Trusts, Series 2060 (File No. 333-237902) dated June 15, 2020.

Undertaking to File Reports

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

Undertaking Regarding Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Signatures

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Invesco Unit Trusts, Series 2087, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 14th day of October, 2020.

Invesco Unit Trusts, Series 2087

By: Invesco Capital Markets, Inc., as Depositor

By: /s/ CRAIG S. FALDUTO

Executive Director, Investment Research

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on October 14, 2020, by the following persons who constitute the principal officers and a majority of the Board of Directors of Invesco Capital Markets, Inc.:

Signature	Title
Brian C. Hartigan	Director and Co-President
William S. Geyer	Director and Co-President
Mark W. Gregson	Chief Financial Officer

By: /s/ CRAIG S. FALDUTO
(Attorney-in-fact*)

*	An executed copy of each of the related powers of attorney is filed herewith or incorporated herein by reference as set forth in Exhibit 7.1.